SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Probability of Tax Benefit, Percentage	50.00%
Accounts receivable, net	$ 3,541,000	$ 3,428,000
Allowance for Doubtful Accounts Receivable	39,000	25,000
Inventory Write-down	5,000
Gain Loss On Reduction of Contingent Obligations	5,122,000	6,300,000
Accrued Fees and Other Revenue Receivable	$ 174,000	$ 699,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives (in years)	3
Finite-Lived Intangible Asset, Useful Life	4 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives (in years)	7
Finite-Lived Intangible Asset, Useful Life	5 years